Average Annual Total Returns	12 Months Ended
Jan. 31, 2014
Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.22%)
Five Years	3.95%
Ten Years	4.57%
Inception Date	Jun. 27, 1980
Vanguard GNMA Fund | Vanguard GNMA Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.13%)
Five Years	4.06%
Ten Years	4.67%
Inception Date	Feb. 12, 2001
Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	4.54%
Five Years	14.89%
Ten Years	6.86%
Inception Date	Dec. 27, 1978
Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	4.64%
Five Years	15.02%
Ten Years	6.98%
Inception Date	Nov. 12, 2001
Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.37%)
Five Years	8.52%
Ten Years	5.28%
Inception Date	Nov. 01, 1993
Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.27%)
Five Years	8.64%
Ten Years	5.39%
Inception Date	Feb. 12, 2001
Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.09%)
Five Years	2.89%
Ten Years	4.60%
Inception Date	Oct. 28, 1991
Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.99%)
Five Years	3.00%
Ten Years	4.74%
Inception Date	Feb. 12, 2001
Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(5.87%)
Five Years	8.20%
Ten Years	6.37%
Inception Date	Jul. 09, 1973
Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(5.77%)
Five Years	8.32%
Ten Years	6.49%
Inception Date	Feb. 12, 2001
Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(13.03%)
Five Years	2.19%
Ten Years	5.65%
Inception Date	May 19, 1986
Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(12.94%)
Five Years	2.31%
Ten Years	5.79%
Inception Date	Feb. 12, 2001
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.35%)
Five Years	1.97%
Ten Years	3.16%
Inception Date	Dec. 31, 1987
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.25%)
Five Years	2.07%
Ten Years	3.26%
Inception Date	Feb. 12, 2001
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.97%
Five Years	5.23%
Ten Years	3.61%
Inception Date	Oct. 29, 1982
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.07%
Five Years	5.34%
Ten Years	3.72%
Inception Date	Feb. 12, 2001
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.10%
Five Years	5.38%
Ten Years	3.75%
Inception Date	Sep. 30, 1997
Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.10%)
Five Years	1.38%
Ten Years	2.78%
Inception Date	Oct. 28, 1991
Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	none
Five Years	1.49%
Ten Years	2.90%
Inception Date	Feb. 13, 2001
Return After Taxes on Distributions | Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.20%)
Five Years	2.46%
Ten Years	2.93%
Return After Taxes on Distributions | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.96%
Five Years	12.02%
Ten Years	4.15%
Return After Taxes on Distributions | Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.19%)
Five Years	6.48%
Ten Years	3.35%
Return After Taxes on Distributions | Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.81%)
Five Years	1.56%
Ten Years	3.09%
Return After Taxes on Distributions | Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(7.99%)
Five Years	6.02%
Ten Years	4.25%
Return After Taxes on Distributions | Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(14.42%)
Five Years	0.30%
Ten Years	3.73%
Return After Taxes on Distributions | Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.59%)
Five Years	1.20%
Ten Years	2.10%
Return After Taxes on Distributions | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.09%
Five Years	4.11%
Ten Years	2.30%
Return After Taxes on Distributions | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.16%
Five Years	4.20%
Ten Years	2.39%
Return After Taxes on Distributions | Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.28%)
Five Years	0.80%
Ten Years	1.85%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.24%)
Five Years	2.55%
Ten Years	2.95%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	2.53%
Five Years	10.67%
Ten Years	4.20%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.42%)
Five Years	6.06%
Ten Years	3.44%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.65%)
Five Years	1.95%
Ten Years	3.15%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.12%)
Five Years	5.63%
Ten Years	4.17%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(7.13%)
Five Years	1.27%
Ten Years	3.87%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.19%)
Five Years	1.27%
Ten Years	2.07%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.61%
Five Years	3.67%
Ten Years	2.31%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.69%
Five Years	3.76%
Ten Years	2.40%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.04%)
Five Years	0.90%
Ten Years	1.84%
Barclays U.S. Long Treasury Bond Index | Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(12.66%)
Five Years	2.28%
Ten Years	5.94%
Barclays U.S. Long Treasury Bond Index | Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(12.66%)
Five Years	2.28%
Ten Years	5.94%
Barclays U.S. Corporate High-Yield Bond Index | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	7.44%
Five Years	18.93%
Ten Years	8.62%
Barclays U.S. Corporate High-Yield Bond Index | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	7.44%
Five Years	18.93%
Ten Years	8.62%
Barclays U.S. GNMA Bond Index | Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.12%)
Five Years	3.99%
Ten Years	4.69%
Barclays U.S. GNMA Bond Index | Vanguard GNMA Fund | Vanguard GNMA Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.12%)
Five Years	3.99%
Ten Years	4.69%
Barclays U.S. 1-5 Year Treasury Bond Index | Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.14%)
Five Years	1.60%
Ten Years	3.10%
Barclays U.S. 1-5 Year Treasury Bond Index | Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.14%)
Five Years	1.60%
Ten Years	3.10%
Barclays U.S. 1-5 Year Government Bond Index | Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.12%)
Five Years	1.71%
Ten Years	3.15%
Barclays U.S. 1-5 Year Government Bond Index | Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.12%)
Five Years	1.71%
Ten Years	3.15%
Barclays U.S. 1-5 Year Credit Bond Index | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.24%
Five Years	5.67%
Ten Years	4.15%
Barclays U.S. 1-5 Year Credit Bond Index | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.24%
Five Years	5.67%
Ten Years	4.15%
Barclays U.S. 1-5 Year Credit Bond Index | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.24%
Five Years	5.67%
Ten Years	4.15%
Barclays U.S. 5-10 Year Treasury Bond Index | Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(4.68%)
Five Years	2.97%
Ten Years	4.99%
Barclays U.S. 5-10 Year Treasury Bond Index | Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(4.68%)
Five Years	2.97%
Ten Years	4.99%
Barclays U.S. 5-10 Year Credit Bond Index | Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.05%)
Five Years	9.17%
Ten Years	5.71%
Barclays U.S. 5-10 Year Credit Bond Index | Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.05%)
Five Years	9.17%
Ten Years	5.71%
Barclays U.S. Long Credit A or Better Bond Index | Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(6.79%)
Five Years	8.12%
Ten Years	6.01%
Barclays U.S. Long Credit A or Better Bond Index | Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(6.79%)
Five Years	8.12%
Ten Years	6.01%